Partners’ capital - Distributions to Unitholders (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		4 Months Ended		7 Months Ended
	Jan. 21, 2021	Jan. 21, 2020	Apr. 26, 2021	Apr. 27, 2020	Jul. 21, 2021	Jun. 30, 2021	Dec. 31, 2020
Common units entitled to distribution						18,291,886	18,623,100
Limited Partner [Member]
Distributions per common unit declared	$ 0.10	$ 0.35	$ 0.10	$ 0.35	$ 0.10
Common units entitled to distribution	18,623,100	18,623,100	18,454,886	18,623,100
General partner and IDR distributions	$ 35	$ 122	$ 35	$ 122